SCHEDULE OF RECONCILIATION BETWEEN EFFECTIVE TAX RATE ON INCOME FROM CONTINUING OPERATIONS AND THE STATUTORY RATE (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Book income before taxes	(21.00%)	21.00%
Pass- through entity effect	(1.00%)	(21.00%)
Permanent tax basis differences (guaranteed payments and penalties)	0.00%	0.00%
States taxes	1.00%	1.00%
Other	0.00%	0.00%
Change in valuation allowance	22.00%	0.00%
Effective tax rate	1.00%	1.00%